Notes Payable (Details Narrative) - Note payable [Member]	6 Months Ended
Jun. 30, 2015 USD ($)
Debt instrument, issuance date	Jun. 05, 2015
Debt instrument, interest rate	0.00%
Debt instrument, due date	Jun. 05, 2016
Debt instrument, issuance date	Apr. 15, 2015
Debt instrument, interest rate	0.00%
Debt instrument, periodic payment	$ 500
Frequency of periodic payment	Monthly
Debt instrument, due date	Apr. 15, 2020